Share-based Compensation Expense by Type of Award (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options	$ 256	$ 481	$ 100
Restricted stock units	17,619	13,833	11,373
Total share-based compensation expense	$ 17,875	$ 14,314	$ 11,473